EMPLOYEE BENEFIT PLANS, Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Expected return on plan assets (in hundredths)	8.25%	8.50%	8.50%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Weighted average assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Other Post-retirement Benefits [Member]
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Weighted average assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	5.75%	6.25%	6.25%
Rate of compensation increase (in hundredths)	4.00%	4.00%	4.00%
Assumed health care cost trend rates [Abstract]
Initial health care cost trend rate (in hundredths)	10.00%	9.00%	9.00%
Ultimate rate (in hundredths)	5.00%	5.00%	5.00%
Year ultimate rate is reached (in hundredths)	2016	2014	2013
Non-qualified Benefit Plans [Member]
Weighted average assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.50%